UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
December 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 56.6%
Communication Services - 3.4%
Alphabet, Inc., Class A *	1,400	$1,462,944
Omnicom Group, Inc.	3,200	234,368
Walt Disney Co.	14,550	1,595,407
		3,292,719
Consumer Discretionary - 4.5%
NIKE, Inc., Class B	24,600	1,823,844
Polaris Industries, Inc.	8,400	644,112
Starbucks Corp.	30,500	1,964,200
		4,432,156
Consumer Staples - 7.0%
Coca-Cola Co.	80	3,788
PepsiCo, Inc.	8,200	905,936
Procter & Gamble Co.	19,900	1,829,208
Reckitt Benckiser Group plc - ADR	95,500	1,444,915
Wal-Mart Stores, Inc.	28,100	2,617,515
		6,801,362
Financials - 4.4%
Berkshire Hathaway, Inc., Class B *	21,100	4,308,198

Health Care - 8.4%
Becton, Dickinson & Co.	3,500	788,620
Biogen, Inc. *	5,400	1,624,968
Medtronic plc	5,200	472,992
Novo Nordisk - ADR	74,600	3,436,822
Varian Medical Systems, Inc. *	16,600	1,880,946
		8,204,348
Industrials - 7.0%
C.H. Robinson Worldwide, Inc.	19,700	1,656,573
Expeditors International of Washington, Inc.	25,600	1,743,104
United Technologies Corp.	31,900	3,396,712
		6,796,389
Information Technology - 21.9%
Accenture plc, Class A	9,500	1,339,595
Apple, Inc.	25,200	3,975,048
Cisco Systems, Inc.	79,800	3,457,734
Cognizant Technology Solutions Corp., Class A	43,300	2,748,684
International Business Machines Corp.	21,800	2,478,006
Microsoft Corp.	34,600	3,514,322
Oracle Corp.	84,600	3,819,690
		21,333,079
Total Common Stocks
(Cost $45,663,307)		55,168,251

SHORT-TERM INVESTMENTS - 43.4%
MONEY MARKET FUND - 5.6%
Invesco Treasury Portfolio, Institutional Class, 2.30% ^	5,490,042	5,490,042

U.S. TREASURY SECURITIES - 37.8%	Par
U.S. Treasury Bills
2.09%, 01/24/2019 (a)	$12,300,000	12,282,881
2.27%, 02/21/2019 (a)	12,300,000	12,259,726
2.28%, 03/21/2019 (a)	12,300,000	12,237,739
		36,780,346
Total Short-Term Investments
(Cost $42,267,955)		42,270,388

Total Investments - 100.0%
(Cost $87,931,262)		97,438,639
Other Assets and Liabilities, Net - 0.0%		(27,732)
Total Net Assets - 100.0%		$97,410,907

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of December 31, 2018.
(a)	Rate shown is the effective yield as of December 31, 2018.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$55,168,251	$-	$-	$55,168,251
Short-Term Investments	5,490,042	36,780,346	-	42,270,388
Total Investments in Securities	$60,658,293	$36,780,346	$-	$97,438,639

Refer to Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

 Date:  February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date:  February 21, 2019

By (Signature and Title)* /s/ Ryan L. Roell
                                           Ryan L. Roell, Treasurer

Date:  February 21, 2019